UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: April 30, 2015

Item 1.	Reports to Stockholders.

The Advisors' Inner Circle Fund

Haverford Quality Growth Stock Fund

Semi-Annual Report **April 30, 2015**

HAVERFORD

QUALITY INVESTING

Investment Adviser:

Haverford Financial Services, Inc.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2015 (Unaudited)

The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-301-7212; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2015 (Unaudited)

Dear Fellow Shareholders,

We are pleased to send you the Semi-Annual Report for the Haverford Quality Growth Stock Fund (the “Fund’) for the six month period ending April 30, 2015. This report contains information on the holdings of the Fund, along with financial highlights and Statement of Operations. During the six months ended April 30, 2015, the Fund returned 3.55%, while the Standard and Poor’s 500 Index increased 4.40%. The Fund’s performance relative to the index is primarily attributable to the performance of individual stocks as opposed to sector allocation. On the plus side, the top five performers were Walt Disney up 22%, United Healthcare up 19%, Apple up 18%, CVS up 17%, and Accenture up 16%. Taking away from performance were American Express and QUALCOM both down 12% and 11% respectfully. Also hindering performance was the negative 7% return by Union Pacific and Proctor and Gamble.

Looking ahead to the seventh year of this bull market, the fundamental picture remains strong. The economy is as strong and broad as any time since the expansion began in 2009. The employment picture continues to steadily improve. Jobs are being created at an approximate rate of 250,000 a month. The unemployment rate is down to 5.5%, compared to 10% six years ago. Wages are finally starting to rise. Consumer confidence continues to rise aided by the gift of lower oil. Household net worth and corporate profits are at record levels and inflation is benign. Flat first quarter GDP growth is likely an aberration (much like last year’s negative first quarter) due to adverse weather in the Northeast and the West Coast port strike. Notwithstanding this temporary blip in growth, the US economy remains the leading engine in the developed world. The dollar’s strength reflects this better growth.

Stock market volatility hasn’t increased all that much in 2015, but you wouldn’t know it from watching your favorite business news network. While talk about volatility is elevated, actual volatility is not. The CBOE Volatility Index (VIX), a quantifiable measure of actual stock market volatility, currently trades around 14, slightly below its 200-day moving average and down significantly from the 20+ levels experienced last fall. It is unrealistic to expect volatility to remain benign. The stock market has not experience a correction, defined as a 10% decline from the previous peak, in over 3 1/2 years. This is the third longest run in U.S. history without a correction during a bull market.

Low volatility does not describe the oil and global currency markets. The European Central Bank (“ECB”) and Bank of Japan (“BOJ”) have endorsed increasingly easy monetary policy. The inflation-focused hawks at the ECB have embarked down the path of Quantitative Easing to the tune of 60 billion Euros per month and have pushed interest rates below zero across much of Europe. At the same time, due to better US GDP growth, we expect the Federal Open Market Committee (“FOMC”) to begin raising the Fed Funds Rate in the fall or early winter. This paradigm shift

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2015 (Unaudited)

has created the fundamental reasons for the dollar’s appreciation. It is the hope of the ECB and BOJ that a combination of weaker currency and lower interest rates will increase consumer demand and propel international economies.

While oil prices have rebounded off of their early March lows, the price of crude is still 45% below where it stood a year ago. There are a number of factors that should help keep oil prices relatively low. A non-exhaustive list includes a strong dollar, Saudi output, U.S. production, lack of U.S. storage, and slowing demand growth. While lower oil might be bad for some oil producing countries and the energy sector, it is great for the global consumer. So far the US consumer has not elected to spend this energy dividend. Rather they continued to pay down debt and increase savings; not a bad thing. Our expectation is for consumer spending to pick up over the remainder of the year adding to GDP growth.

The valuation of the S&P 500 is currently 18X this year’s earnings, slightly above the long term average of 16X. We continue to believe the stock market is fairly valued given the low level of interest rates and inflation.

Sincerely,

Henry B. Smith

Chief Investment Officer

Haverford Financial Services, Inc.

This material represents the manager’s assessment of the Fund and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-866-301-7212 or visit our website at www.haverfordfunds.com.

Definition of Comparative Index

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times the number of shares outstanding), with each stock’s weight in the index proportionate to its market value.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2015 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.2%
	Shares	Value
CONSUMER DISCRETIONARY — 14.4%
Comcast, Cl A	69,700	$4,025,872
TJX	105,700	6,821,878
Twenty-First Century Fox	182,495	6,086,208
Walt Disney	74,834	8,135,953

		25,069,911

CONSUMER STAPLES — 14.3%
Anheuser-Busch InBev ADR	20,000	2,400,800
Coca-Cola	89,500	3,630,120
CVS Health	93,891	9,322,437
PepsiCo	57,000	5,421,840
Procter & Gamble	52,200	4,150,422

		24,925,619

ENERGY — 8.4%
Chevron	36,000	3,998,160
Exxon Mobil	52,602	4,595,837
Schlumberger	63,300	5,988,813

		14,582,810

FINANCIAL SERVICES — 16.4%
American Express	100,500	7,783,725
BlackRock, Cl A	17,400	6,332,556
JPMorgan Chase	99,900	6,319,674
Wells Fargo	147,995	8,154,524

		28,590,479

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — 12.2%
Becton Dickinson	38,100	$5,367,147
Johnson & Johnson	61,450	6,095,840
Medtronic	43,000	3,201,350
UnitedHealth Group	58,900	6,561,460

		21,225,797

INDUSTRIAL — 14.2%
Eaton	86,300	5,931,399
Union Pacific	46,200	4,907,826
United Technologies	61,460	6,991,075
WW Grainger	27,500	6,831,825

		24,662,125

INFORMATION SERVICES — 16.2%
Accenture, Cl A	65,155	6,036,611
Apple	50,030	6,261,254
MasterCard, Cl A	44,700	4,032,387
Oracle	173,400	7,563,708
QUALCOMM	63,000	4,284,000

		28,177,960

MATERIALS — 3.1%
E.I. du Pont de Nemours	73,064	5,348,285

TOTAL COMMON STOCK (Cost $123,800,722)		172,582,986

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010% (A) (Cost $859,643)	859,643	859,643

TOTAL INVESTMENTS — 99.7% (Cost $124,660,365)		$173,442,629

Percentages are based on Net Assets of $173,892,031.
(A)	The rate reported is the 7-day effective yield as of April 30, 2015.
Cl	Class
ADR	American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2015 (Unaudited)

STATEMENT OF ASSETS AND LIABLITIES

Assets:
Investments at Value (Cost $124,660,365)	$173,442,629
Receivable for Capital Shares Sold	323,811
Dividends Receivable	258,146
Prepaid Expenses	8,689

Total Assets	174,033,275

Liabilities:
Payable due to Adviser	85,907
Payable due to Administrator	17,182
Chief Compliance Officer Fees Payable	3,123
Payable due to Trustees	1,339
Other Accrued Expenses	33,693

Total Liabilities	141,244

Net Assets	$173,892,031

Net Assets Consist of:
Paid-in Capital	$123,951,736
Undistributed Net Investment Income	238,555
Accumulated Net Realized Gain on Investments	919,476
Net Unrealized Appreciation on Investments	48,782,264

Net Assets	$173,892,031

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	12,010,156

Net Asset Value, Offering and Redemption Price Per Share	$14.48

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
FOR THE SIX MONTHS ENDED
APRIL 30, 2015 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$1,825,640

Total Income	1,825,640

Expenses:
Investment Advisory Fees	510,647
Administration Fees	102,130
Trustees’ Fees	5,240
Chief Compliance Officer Fees	4,105
Transfer Agent Fees	31,251
Legal Fees	14,891
Audit Fees	10,756
Printing Fees	9,327
Custodian Fees	4,503
Registration and Filing Fees	3,852
Other Expenses	5,034

Total Expenses	701,736
Less:
Fees Paid Indirectly (Note 4)	(34)

Net Expenses	701,702

Net Investment Income	1,123,938

Net Realized Gain on Investments	925,977
Net Change in Unrealized Appreciation on Investments	3,865,444

Net Realized and Unrealized Gain on Investments	4,791,421

Net Increase in Net Assets Resulting from Operations	$5,915,359

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Operations:
Net Investment Income	$1,123,938	$1,810,763
Net Realized Gain on Investments	925,977	7,937,555
Net Change in Unrealized Appreciation on Investments	3,865,444	13,564,405

Net Increase in Net Assets Resulting from Operations	5,915,359	23,312,723

Dividends and Distributions:
Net Investment Income	(991,183)	(1,761,243)
Net Realized Gain	(7,895,515)	(886,082)

Total Dividends and Distributions	(8,886,698)	(2,647,325)

Capital Share Transactions:
Issued	14,074,049	26,785,402
Reinvestment of Dividends and Distributions	8,315,983	2,484,160
Redeemed	(8,823,977)	(18,056,658)

Net Increase in Net Assets from Capital Share Transactions	13,566,055	11,212,904

Total Increase in Net Assets	10,594,716	31,878,302

Net Assets:
Beginning of Period	163,297,315	131,419,013

End of Period (Including Undistributed Net Investment Income of $238,555 and $105,800, respectively)	$173,892,031	$163,297,315

Share Transactions:
Issued	960,215	1,947,390
Reinvestment of Dividends and Distributions	565,683	182,711
Redeemed	(603,688)	(1,321,569)

Net Increase in Shares Outstanding from Share Transactions	922,210	808,532

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

		Year Ended October 31,
	Six Months Ended April 30, 2015 (Unaudited)	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$14.73	$12.78	$10.40	$9.71	$9.38	$8.35

Income from Investment Operations:
Net Investment Income(1)	0.10	0.17	0.15	0.17	0.13	0.13
Net Realized and Unrealized Gain	0.43	2.04	2.40	0.68	0.33	1.02

Total from Investment Operations	0.53	2.21	2.55	0.85	0.46	1.15

Dividends and Distributions:
Net Investment Income	(0.08)	(0.17)	(0.17)	(0.16)	(0.13)	(0.12)
Net Realized Gains	(0.70)	(0.09)	—	—	—	—

Total Dividends and Distributions	(0.78)	(0.26)	(0.17)	(0.16)	(0.13)	(0.12)

Net Asset Value, End of Period	$14.48	$14.73	$12.78	$10.40	$9.71	$9.38

Total Return**	3.55%	17.41%	24.68%	8.79%	4.86%*	13.87%*

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$173,892	$163,297	$131,419	$101,716	$80,054	$49,156
Ratio of Expenses to Average Net Assets (including waivers, reimbursements, and fees paid indirectly)(2)	0.82%†	0.84%	0.98%^	1.00%^	1.00%	1.00%
Ratio of Expenses to Average Net Assets (excluding waivers, reimbursements, and fees paid indirectly)	0.82%†	0.84%	0.87%	0.92%	1.00%	1.44%
Ratio of Net Investment Income to Average Net Assets	1.32%†	1.23%	1.32%	1.65%	1.33%	1.43%
Portfolio Turnover Rate	7%	16%	21%	26%	17%	28%

(1)	Per share data calculated using average shares method.

(2)	The Ratio of Expenses to Average Net Assets includes the effects of fees paid indirectly. If these expense offsets were excluded, the ratios would have been the same.

^	Ratio includes previously waived advisory fees recaptured.

*	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.

**	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2015

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 54 funds. The financial statements herein are those of the Haverford Quality Growth Stock Fund, a diversified fund (the “Fund”). The investment objective of the Fund is long-term growth of capital. The Fund invests primarily (at least 80% of its net assets) in equity securities. The Fund focuses on U.S. listed common stocks with large market capitalizations that Haverford Financial Services, Inc. (the “Adviser”) believes are the quality companies with stock that offer the potential for future price appreciation. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates — The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2015

All investment companies held in the Fund’s portfolio are valued at the published net asset value.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2015, there were no securities valued in accordance with the fair value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2015

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of April 30, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For details of investment classifications, reference the Schedule of Investments.

For the six months ended April 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended April 30, 2015, there were no Level 3 securities.

For the six months ended April 30, 2015, there have been no significant changes to the Fund’s fair value methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2015, the Fund did not have any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2015, the Fund did not incur any interest or penalties.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2015

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund will distribute substantially all of its net investment income, if any, quarterly. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2015, the Fund paid $102,130 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six months ended April 30, 2015, the Fund earned cash management credits of $34, which were used to offset transfer agent expenses. This amount is labeled “Fees Paid Indirectly” on the Statement of Operations.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2015

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Fund.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.60% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively “excluded expenses”)) for the Fund from exceeding 1.00% of the Fund’s average daily net assets until February 28, 2016. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between total annual operating expenses (not including excluded expenses) and 1.00% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period. At April 30, 2015, there were no previously waived and reimbursed fees subject to recapture.

6.	Investment Transactions:

For the six months ended April 30, 2015, the Fund made purchases of $19,877,480 and sales of $12,332,790 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2015

The tax character of dividends and distributions declared during the years ended October 31, were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2014	$1,761,243	$886,082	$2,647,325
2013	1,651,328	—	1,651,328

As of October 31, 2014, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$105,800
Undistributed Long-Term Capital Gain	7,894,663
Unrealized Appreciation	44,911,171

Total Distributable Earnings	$52,911,634

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2015, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$124,660,365	$49,545,892	$(763,628)	$48,782,264

8.	Other:

At April 30, 2015, 81% of total shares outstanding were held by one record shareholder. This shareholder was comprised of an omnibus account that was held on behalf of various shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2014 to April 30, 2015).

The table on the next page illustrates your Fund’s costs in two ways:

•

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/14	Ending Account Value 04/30/15	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,035.50	0.82%	$4.14
Hypothetical 5% Return	1,000.00	1,020.73	0.82	4.11

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Haverford Quality Growth Stock Fund

P.O. Box 219745

Kansas City, MO 64121

866-301-7212

Adviser:

Haverford Financial Services, Inc.

Three Radnor Corporate Center, Suite 450

Radnor, PA 19087

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

HIM-SA-001-1100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: June 26, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: June 26, 2015